UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 5.9%
Charter Hall Retail REIT	45,703	145,613
Cromwell Property Group	205,873	168,528
Dexus	91,555	682,969
Goodman Group	124,413	876,862
Investa Office Fund	52,950	201,762
LendLease Group	129,476	1,832,318
Mirvac Group	576,587	1,000,722
OneMarket Ltd. *	9,461	10,947
Scentre Group	629,276	1,987,272
Stockland	485,045	1,521,189
The GPT Group	165,994	629,811
Unibail-Rodamco-Westfield *	69,789	776,361
Vicinity Centres	213,770	431,082
		10,265,436

Austria 0.6%
BUWOG AG *	6,768	229,768
CA Immobilien Anlagen AG	6,687	234,836
IMMOFINANZ AG *	139,320	335,083
S IMMO AG	9,644	190,536
		990,223

Belgium 0.3%
Befimmo S.A.	2,579	161,000
Cofinimmo S.A.	2,828	350,806
		511,806

Brazil 0.4%
BR Malls Participacoes S.A. *	97,322	268,667
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	108,489	340,217
Multiplan Empreendimentos Imobiliarios S.A.	6,161	96,980
		705,864

Canada 2.1%
Allied Properties Real Estate Investment Trust	4,350	142,618
Artis Real Estate Investment Trust	18,653	193,781
Boardwalk Real Estate Investment Trust	5,180	189,726
Canadian Apartment Properties REIT	7,241	227,629
Chartwell Retirement Residences	12,700	142,221
Colliers International Group, Inc.	2,569	185,334
Cominar Real Estate Investment Trust	26,793	251,068
Dream Global Real Estate Investment Trust	19,127	219,505
Dream Office Real Estate Investment Trust	16,269	310,674
Security	Number of Shares	Value ($)
First Capital Realty, Inc.	21,185	343,443
FirstService Corp.	2,600	182,958
Granite Real Estate Investment Trust	5,048	200,464
H&R Real Estate Investment Trust	26,471	412,601
RioCan Real Estate Investment Trust	27,049	491,288
SmartCentres Real Estate Investment Trust	9,889	224,383
		3,717,693

China 9.8%
Agile Group Holdings Ltd.	595,000	1,124,043
BBMG Corp., Class H	286,000	124,957
China Evergrande Group *	548,000	1,590,856
China Jinmao Holdings Group Ltd.	998,000	563,813
China Overseas Grand Oceans Group Ltd.	292,000	126,152
China Overseas Land & Investment Ltd.	662,000	2,199,679
China Resources Land Ltd.	460,000	1,681,391
China South City Holdings Ltd.	1,314,000	276,663
China Vanke Co., Ltd., Class H	179,300	637,305
CIFI Holdings Group Co., Ltd.	410,000	315,662
Country Garden Holdings Co., Ltd.	533,000	1,035,764
Future Land Development Holdings Ltd. *	336,000	261,207
Greentown China Holdings Ltd.	254,000	378,689
Guangzhou R&F Properties Co., Ltd., Class H	310,600	723,085
KWG Property Holding Ltd.	288,500	393,748
Logan Property Holdings Co., Ltd.	160,000	239,161
Longfor Properties Co., Ltd.	216,000	643,204
Poly Property Group Co., Ltd. *	716,000	342,716
Powerlong Real Estate Holdings Ltd.	387,000	231,456
Shenzhen Investment Ltd.	666,000	281,544
Shimao Property Holdings Ltd.	427,000	1,252,311
Sino-Ocean Group Holding Ltd.	1,125,500	755,756
SOHO China Ltd.	741,000	385,713
Sunac China Holdings Ltd.	169,000	636,253
Yuexiu Property Co., Ltd.	2,728,000	611,955
Yuzhou Properties Co., Ltd.	274,000	191,934
		17,005,017

France 3.2%
Fonciere Des Regions	4,202	438,024
Gecina S.A.	3,480	601,648
ICADE	5,589	519,126
Klepierre S.A.	21,602	841,466
Mercialys S.A.	10,144	185,618
Nexity S.A.	8,792	512,068
Unibail-Rodamco SE	10,933	2,461,550
		5,559,500

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 1.9%
Deutsche Wohnen SE	16,250	761,787
LEG Immobilien AG	5,203	570,304
TAG Immobilien AG	14,014	295,856
TLG Immobilien AG	6,696	189,534
Vonovia SE	32,538	1,533,606
		3,351,087

Hong Kong 9.7%
CK Asset Holdings Ltd.	215,000	1,787,128
Far East Consortium International Ltd.	242,000	143,586
Great Eagle Holdings Ltd.	38,000	193,611
Hang Lung Group Ltd.	143,000	442,053
Hang Lung Properties Ltd.	273,000	618,161
Henderson Land Development Co., Ltd.	109,725	719,224
Hongkong Land Holdings Ltd.	115,300	835,908
Hopewell Holdings Ltd.	44,500	152,825
Hysan Development Co., Ltd.	47,500	274,034
K Wah International Holdings Ltd.	214,000	142,547
Kerry Properties Ltd.	152,500	813,287
Link REIT	122,000	1,074,901
New World Development Co., Ltd.	1,408,842	2,151,467
Shui On Land Ltd.	777,000	216,817
Sino Land Co., Ltd.	400,000	689,301
Sun Hung Kai Properties Ltd.	246,000	3,957,118
Swire Properties Ltd.	117,000	458,133
The Wharf Holdings Ltd.	157,000	505,059
Wharf Real Estate Investment Co., Ltd.	75,200	578,227
Wheelock & Co., Ltd.	144,000	1,081,502
		16,834,889

India 0.1%
DLF Ltd.	53,935	167,403

Italy 0.1%
Beni Stabili S.p.A	179,876	161,926

Japan 11.0%
Activia Properties, Inc.	34	151,113
Advance Residence Investment Corp.	97	253,738
Aeon Mall Co., Ltd.	19,600	377,251
Daikyo, Inc.	11,500	272,609
Daito Trust Construction Co., Ltd.	13,300	2,167,765
Frontier Real Estate Investment Corp.	39	160,846
Fukuoka REIT Corp.	86	137,864
GLP J-REIT	133	148,557
Hulic Co., Ltd.	19,400	198,449
Japan Excellent, Inc.	139	185,137
Japan Prime Realty Investment Corp.	70	254,108
Japan Real Estate Investment Corp.	106	555,488
Japan Retail Fund Investment Corp.	303	549,482
Kenedix Office Investment Corp.	43	266,360
Leopalace21 Corp.	102,400	703,665
Mitsubishi Estate Co., Ltd.	135,200	2,446,335
Mitsui Fudosan Co., Ltd.	143,500	3,588,169
Mori Trust Sogo REIT, Inc.	88	130,661
Nippon Accommodations Fund, Inc.	37	166,604
Nippon Building Fund, Inc.	123	688,656
Nippon Prologis REIT, Inc.	96	200,075
Nomura Real Estate Holdings, Inc.	36,800	859,443
Nomura Real Estate Master Fund, Inc.	122	170,838
NTT Urban Development Corp.	19,400	202,317
Relo Group, Inc.	7,700	198,368
Starts Corp., Inc.	5,900	150,734
Security	Number of Shares	Value ($)
Sumitomo Realty & Development Co., Ltd.	61,700	2,321,952
Tokyo Tatemono Co., Ltd.	28,300	390,919
Tokyu Fudosan Holdings Corp.	123,300	907,832
United Urban Investment Corp.	230	352,283
		19,157,618

Netherlands 0.4%
Eurocommercial Properties N.V. CVA	6,042	249,770
NSI N.V.	4,621	189,076
Vastned Retail N.V.	3,641	178,736
Wereldhave N.V.	4,735	179,345
		796,927

Philippines 0.4%
Ayala Land, Inc.	353,500	267,366
GT Capital Holdings, Inc.	6,520	120,383
SM Prime Holdings, Inc.	383,400	269,808
		657,557

Singapore 2.0%
Ascendas Real Estate Investment Trust	207,500	410,013
Ascott Residence Trust	163,100	134,203
CapitaLand Commercial Trust	146,600	186,881
CapitaLand Ltd.	344,600	887,967
CapitaLand Mall Trust	253,000	391,046
Fortune Real Estate Investment Trust	119,600	143,769
Mapletree Greater China Commercial Trust	178,100	154,211
Mapletree Industrial Trust	110,200	161,720
Mapletree Logistics Trust	174,840	160,290
Suntec Real Estate Investment Trust	159,200	213,372
UOL Group Ltd.	60,480	365,735
Wing Tai Holdings Ltd.	115,600	174,856
Yanlord Land Group Ltd.	146,300	184,114
		3,568,177

South Africa 1.0%
Emira Property Fund Ltd.	120,715	146,034
Growthpoint Properties Ltd.	335,312	716,456
Redefine Properties Ltd.	612,721	528,009
SA Corporate Real Estate Ltd.	380,186	138,277
Vukile Property Fund Ltd.	109,654	188,384
		1,717,160

Sweden 0.8%
Castellum AB	22,532	361,509
Fabege AB	21,004	247,445
Hemfosa Fastigheter AB	12,032	155,518
LE Lundbergfortagen AB, B Shares	13,764	444,495
Wihlborgs Fastigheter AB	13,292	144,376
		1,353,343

Switzerland 0.9%
Allreal Holding AG *	2,027	324,499
Mobimo Holding AG *	816	207,185
PSP Swiss Property AG	2,372	217,414
Swiss Prime Site AG *	8,565	799,582
		1,548,680

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Taiwan 0.6%
Farglory Land Development Co., Ltd.	133,000	148,763
Highwealth Construction Corp.	281,700	425,735
Huaku Development Co., Ltd.	68,000	160,611
Ruentex Development Co., Ltd. *	201,800	242,679
		977,788

United Arab Emirates 0.1%
Emaar Properties PJSC	152,172	215,241

United Kingdom 3.0%
Countrywide plc *	111,502	136,367
Derwent London plc	6,258	250,140
Grainger plc	52,230	211,995
Hammerson plc	81,444	591,607
Intu Properties plc	180,213	476,976
Land Securities Group plc	95,646	1,180,575
McCarthy & Stone plc	74,615	127,657
Savills plc	26,151	334,868
Segro plc	65,268	567,214
Shaftesbury plc	10,853	133,010
St. Modwen Properties plc	29,493	156,513
The British Land Co., plc	88,196	793,958
The Unite Group plc	18,380	207,587
		5,168,467

United States 45.0%
Acadia Realty Trust	5,595	144,071
Alexandria Real Estate Equities, Inc.	4,898	611,858
American Campus Communities, Inc.	12,181	488,458
American Homes 4 Rent, Class A	6,573	130,934
American Tower Corp.	16,107	2,228,726
Apartment Investment & Management Co., Class A	14,640	597,751
Apple Hospitality REIT, Inc.	30,036	571,585
Ashford Hospitality Trust, Inc.	32,736	241,264
AvalonBay Communities, Inc.	8,031	1,329,452
Boston Properties, Inc.	16,333	1,988,869
Brandywine Realty Trust	26,203	426,061
Brixmor Property Group, Inc.	49,521	786,393
Camden Property Trust	8,532	750,816
CBL & Associates Properties, Inc.	90,581	458,340
CBRE Group, Inc., Class A *	27,480	1,269,301
Chesapeake Lodging Trust	8,725	281,207
Columbia Property Trust, Inc.	25,725	569,037
CoreCivic, Inc.	42,352	911,415
Corporate Office Properties Trust	13,346	372,353
Crown Castle International Corp.	18,150	1,890,322
CubeSmart	10,715	326,808
CyrusOne, Inc.	2,967	164,312
DCT Industrial Trust, Inc.	4,976	324,087
DDR Corp.	33,466	508,349
DiamondRock Hospitality Co.	36,231	461,221
Digital Realty Trust, Inc.	14,314	1,538,469
Douglas Emmett, Inc.	10,772	414,614
Duke Realty Corp.	29,499	829,512
EastGroup Properties, Inc.	2,168	202,123
Education Realty Trust, Inc.	4,352	159,022
EPR Properties	4,681	287,367
Equinix, Inc.	2,212	877,832
Equity Commonwealth *	15,861	493,436
Equity LifeStyle Properties, Inc.	4,978	452,500
Equity Residential	33,920	2,170,541
Essex Property Trust, Inc.	3,101	741,232
Extra Space Storage, Inc.	6,259	602,429
Security	Number of Shares	Value ($)
Federal Realty Investment Trust	5,037	598,849
First Industrial Realty Trust, Inc.	6,730	221,619
Forest City Realty Trust, Inc., Class A	9,411	191,702
Franklin Street Properties Corp.	19,240	148,918
Gaming & Leisure Properties, Inc.	10,615	372,586
GGP, Inc.	67,558	1,370,076
Government Properties Income Trust	11,830	171,890
Gramercy Property Trust	6,934	191,170
HCP, Inc.	71,507	1,714,023
Healthcare Realty Trust, Inc.	10,662	290,433
Healthcare Trust of America, Inc., Class A	11,352	291,292
Hersha Hospitality Trust	9,648	205,213
Highwoods Properties, Inc.	10,060	481,170
Hospitality Properties Trust	37,944	1,098,479
Host Hotels & Resorts, Inc.	130,121	2,814,517
Hudson Pacific Properties, Inc.	4,775	169,035
Investors Real Estate Trust	30,132	167,835
Iron Mountain, Inc.	52,881	1,760,408
JBG SMITH Properties	7,238	267,010
Jones Lang LaSalle, Inc.	7,420	1,215,099
Kilroy Realty Corp.	5,647	430,019
Kimco Realty Corp.	50,356	778,504
Kite Realty Group Trust	8,404	131,859
Lamar Advertising Co., Class A	8,321	575,980
LaSalle Hotel Properties	19,214	659,040
Lexington Realty Trust	38,367	331,107
Liberty Property Trust	16,113	712,356
Life Storage, Inc.	3,416	316,048
Mack-Cali Realty Corp.	20,795	411,117
Medical Properties Trust, Inc.	19,950	270,722
Mid-America Apartment Communities, Inc.	6,308	590,176
National Health Investors, Inc.	1,772	130,809
National Retail Properties, Inc.	9,833	407,381
New Senior Investment Group, Inc.	20,000	149,600
Omega Healthcare Investors, Inc.	15,304	469,068
Outfront Media, Inc.	31,087	616,766
Paramount Group, Inc.	20,007	300,505
Park Hotels & Resorts, Inc.	15,734	506,949
Pebblebrook Hotel Trust	7,162	292,353
Pennsylvania Real Estate Investment Trust	22,571	248,507
Piedmont Office Realty Trust, Inc., Class A	27,796	534,239
Prologis, Inc.	30,348	1,952,894
PS Business Parks, Inc.	1,591	194,993
Public Storage	8,551	1,811,444
Quality Care Properties, Inc. *	24,446	512,144
Ramco-Gershenson Properties Trust	11,531	141,831
Realogy Holdings Corp.	28,524	678,586
Realty Income Corp.	13,487	718,857
Regency Centers Corp.	7,063	410,219
Retail Properties of America, Inc., Class A	41,165	504,683
RLJ Lodging Trust	26,710	625,014
Ryman Hospitality Properties, Inc.	5,751	482,394
Sabra Health Care REIT, Inc.	17,624	365,346
SBA Communications Corp. *	3,917	619,160
Select Income REIT	6,651	143,662
Senior Housing Properties Trust	39,303	694,091
Simon Property Group, Inc.	26,650	4,269,863
SL Green Realty Corp.	9,068	884,311
Spirit Realty Capital, Inc.	54,265	475,361
STORE Capital Corp.	6,535	175,138
Summit Hotel Properties, Inc.	9,135	139,674
Sun Communities, Inc.	3,857	372,895
Sunstone Hotel Investors, Inc.	30,976	538,673

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tanger Factory Outlet Centers, Inc.	12,771	274,449
Taubman Centers, Inc.	9,608	524,501
The GEO Group, Inc.	20,494	508,251
The Macerich Co.	16,422	913,556
Tier REIT, Inc.	9,952	218,546
UDR, Inc.	19,952	727,649
Urban Edge Properties	6,175	135,047
Ventas, Inc.	38,392	2,098,507
VEREIT, Inc.	85,354	611,135
Vornado Realty Trust	19,165	1,335,992
Washington Prime Group, Inc.	97,123	706,084
Washington Real Estate Investment Trust	9,170	262,996
Weingarten Realty Investors	14,206	416,520
Welltower, Inc.	40,570	2,338,860
WP Carey, Inc.	9,054	608,519
Xenia Hotels & Resorts, Inc.	26,438	665,444
		78,263,785
Total Common Stock
(Cost $159,603,854)		172,695,587
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.8% of net assets

Time Deposits 0.8%
BNP Paribas
Hong Kong Dollar
0.60%, 06/01/18 (a)	300,278	38,285
Singapore Dollar
0.39%, 06/01/18 (a)	32,771	24,477
Brown Brothers Harriman
Australian Dollar
0.76%, 06/01/18 (a)	2,642	1,998
Canadian Dollar
0.51%, 06/01/18 (a)	3,113	2,401
Japanese Yen
(0.22%), 06/01/18 (a)	466,038	4,286
Pound Sterling
0.23%, 06/01/18 (a)	334	444
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
South African Rand
5.15%, 06/01/18 (a)	17,893	1,406
Swedish Krona
(0.92%), 06/01/18 (a)	90	10
Citibank
Euro
(0.58%), 06/01/18 (a)	63,679	74,444
Sumitomo Mitsui Banking Corp.
U.S. Dollar
1.05%, 06/01/18 (a)	1,314,011	1,314,011
Total Short-Term Investments
(Cost $1,461,762)		1,461,762

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	2	270,550	1,746
MSCI Emerging Markets Index, expires 06/15/18	4	224,340	1,919
MSCI EAFE Index, e-mini, expires 06/15/18	2	198,700	967
Net Unrealized Appreciation			4,632
As of 05/31/18, the values of certain foreign securities held by the fund aggregating $86,343,042 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$70,606,533	$—	$70,606,533
Australia	787,308	9,478,128	—	10,265,436
Austria	655,140	335,083	—	990,223
Belgium	161,000	350,806	—	511,806
Canada	3,717,693	—	—	3,717,693
Netherlands	189,076	607,851	—	796,927
Philippines	120,383	537,174	—	657,557
South Africa	1,717,160	—	—	1,717,160
United Kingdom	741,000	4,427,467	—	5,168,467
United States	78,263,785	—	—	78,263,785
Short-Term Investments[1]	—	1,461,762	—	1,461,762
Futures Contracts[2]	4,632	—	—	4,632
Total	$86,357,177	$87,804,804	$—	$174,161,981
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $4,414,112 and $798,795 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended May 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. There were no transfers in or out of Level 3 during the period.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)

•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516MAY18

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 19, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	July 19, 2018